CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Feb. 25, 2021	Jun. 30, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Share dividend	718,750
Class A Common Stock
Common shares, par value, (per share)		$ 0.0001	$ 0.0001
Common shares, shares authorized		200,000,000	200,000,000
Common shares, shares issued		3,416,907	0
Common shares, shares outstanding		3,416,907	0
Class A Common Stock Subject to Redemption
Temporary equity, shares outstanding		28,208,093	0
Class B Common Stock
Common shares, par value, (per share)		$ 0.0001	$ 0.0001
Common shares, shares authorized		20,000,000	20,000,000
Common shares, shares issued	7,906,250	7,906,250	7,906,250
Common shares, shares outstanding	7,906,250	7,906,250	7,906,250
Share dividend	0.1